Shareholder's capital - Performance Stock Units (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional Disclosures
Weighted average remaining contractual term, Exercisable	5 years 9 months 29 days
Performance and restricted share units
Number of awards
Beginning balance (in shares)	2,721,207	2,412,043
Granted, including dividends (in shares)	805,433	1,313,171
Exercised (in shares)	(865,067)	(968,470)
Forfeited (in shares)	(217,901)	(35,537)
Ending balance (in shares)	2,443,672	2,721,207	2,412,043
Exercisable (in shares)	775,674
Weighted average grant-date fair value
Beginning balance (in USD per share)	$ 16.58	$ 14.00
Granted, including dividends (in USD per share)	19.94	19.31
Exercised (in USD per share)	13.79	14.45
Forfeited (in USD per share)	18.64	15.62
Ending balance (in USD per share)	18.07	$ 16.58	$ 14.00
Exercisable (in USD per share)	$ 16.12
Additional Disclosures
Outstanding, Weighted average remaining contractual term	1 year 8 months 19 days	11 months 4 days	1 year 10 months 9 days
Granted, including dividends, Weighted average remaining contractual term	2 years 9 months 7 days	2 years
Weighted average remaining contractual term, Exercisable
Outstanding, aggregate intrinsic value	$ 44,646	$ 54,560	$ 44,309
Granted, including dividends, aggregate intrinsic value	12,881	24,966
Exercised, aggregate intrinsic value	17,005	20,105
Forfeited, aggregate intrinsic value	3,981	$ 745
Exercisable, aggregate intrinsic value	$ 14,172